Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,	December 31,
	2024	2023
Funding program loans from European Investment Bank ("EIB"):
3.62% due 2028, floating interest rate at Euribor +0.589%	106	141
4.19% due 2029, floating interest rate at Euribor +0.564%	127	162
3.96% due 2031, floating interest rate at Euribor +0.473%	244	296
4.23% due 2031, floating interest rate at Euribor +0.550%	120	146
3.21% due 2033, floating interest rate at Euribor +0.558%	281	332
6.19% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%	300	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
3.34% due 2027, floating interest rate at Euribor +0.690%	65	97
3.91% due 2028, floating interest rate at Euribor +0.550%	69	92
4.21% due 2029, floating interest rate at Euribor +0.850%	74	95
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 ("Tranche A")	749	748
zero-coupon, due 2027 ("Tranche B")	749	748
Finance leases:
3.58% due 2025, fixed interest rate	8	—
3.86% due 2027, fixed interest rate	34	38
3.78% due 2042, fixed interest rate	23	25
1.75% due 2042, fixed interest rate	1	2
Other funding program loans:
0.26% (weighted average), due 2025-2028, fixed interest rate	3	5
Total long-term debt	2,953	2,927
Less current portion	(990)	(217)
Total long-term debt, less current portion	1,963	2,710

Long-term debt is denominated in the following currencies:

	December 31, 2024	December 31, 2023
U.S. dollar	1,798	1,496
Euro	1,155	1,431
Total	2,953	2,927
On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively. Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds. The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium. These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value. The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement. The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.
As per contractual terms, the bondholders have full conversion rights on Tranche A bonds, starting August 2023 and full conversion rights on Tranche B bonds starting August 2024.
As per contractual terms, starting August 2023, Tranche A bonds are callable by the Company with a 130% contingent feature, with the exercise of its call rights being preceded by the release, by the Company, of an Optional Redemption Notice. The same feature applies for Tranche B bonds starting August 2024.
Tranche A bonds and Tranche B bonds were reported as “Short-term debt” and “Long-term debt”, respectively, in the consolidated balance sheet as of December 31, 2024, based on their original maturity and the fact that, as of December 31, 2024, the Company's stock price did not exceed the conversion price of the senior unsecured convertible bonds. The convertible debt was reported in full as Long-term debt in the consolidated balance sheet as of December 31, 2023, based on its original maturity, after having considered several factors, such as the uncertainty around the timing of the potential exercise of the conversion rights by bondholders and the call rights by the Company.
Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2024
2025	990
2026	228
2027	964
2028	223
2029	154
Thereafter	396
Total	2,955

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized issuance costs on the dual tranche senior unsecured convertible bonds.
Credit facilities
The Company’s long-term debt contained standard conditions but does not impose minimum financial ratios. The Company had unutilized committed medium-term credit facilities with core relationship banks totaling $634 million as of December 31, 2024.
The EIB Loans are comprised of three long-term amortizing credit facilities as part of R&D funding programs. The first one, signed in August 2017, is a €500 million loan in relation to R&D and capital expenditures in the European Union. The entire amount was fully drawn in Euros corresponding to $233 million outstanding as of December 31, 2024. The second one, signed in 2020, is a €500 million credit facility agreement with EIB to support R&D and capital expenditure programs in Italy and France. The amount was fully drawn in Euros representing $364 million outstanding as of December 31, 2024. In 2022, the Company signed a third long-term amortizing credit facility with the EIB of €600 million. Of this amount, €300 million was withdrawn in Euros in 2022, and $300 million was withdrawn in U.S Dollars during 2024, representing a total outstanding balance of $581 million on December 31, 2024.
The CDP loans are comprised of two long-term credit facilities. The first, signed in 2021, is a €150 million loan, fully drawn in Euros, of which $65 million were outstanding as of December 31, 2024. The second one, signed in 2022, is a €200 million loan, fully drawn in Euros, of which $143 million was outstanding as of December 31, 2024.